Income Taxes - Schedule of Loss Before Income Taxes By Jurisdiction (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Non-PRC	¥ (18,608)	$ (2,698)	¥ 20,929	¥ (178,916)
PRC	(781,533)	(113,312)	(6,440,615)	(2,997,998)
Loss before income tax	¥ (800,141)	$ (116,010)	¥ (6,419,686)	¥ (3,176,914)